Capitalization (Details)		12 Months Ended
	Dec. 17, 2013 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 16, 2013 USD ($)	Sep. 30, 2013
Equity [Abstract]
Number Of Classes Of Interests		2
Value of common shares outstanding		$ 3,868,322,000		$ 3,868,322,000
Related Party Transaction [Line Items]
Capital contributed by LINN for share purchase		1,000		$ 1,000
EquityOfferingProgramMaximumValue		$ 500,000,000
EquityOfferingProgramNewUnits | shares		0
Linn Energy, LLC
Related Party Transaction [Line Items]
Ownership percentage of voting shares held by LINN Energy		100.00%
Capital contributed by LINN for share purchase		$ 1,000
LinnCo common shares issued | shares	93,756,674
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned LINN Units					$ 2,800,000,000
LINN Energy units issued to LinnCo for LinnCo common shares issued | shares	93,756,674
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned LinnCo shares					$ 2,800,000,000
Ownership percentage		37.00%			39.00%	15.00%
Berry
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Exchange Ratio	168.00%
LinnCo common shares issued | shares	93,756,674
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned LINN Units					$ 2,700,000,000
LINN Energy units issued to LinnCo for LinnCo common shares issued | shares	93,756,674
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned LinnCo shares					2,700,000,000
Business Combination, Acquisition Related Costs			$ 40,000,000
Berry share-based awards expensed in the post-combination period			$ 9,000,000
Berry employee unit-based awards					$ 52,000,000